Fair Value (Reconciliation of Recurring Fair Value Measurements) (Details) - Fair Value, Measurements, Recurring - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 6,157	$ 6,475
Included in Earnings	89	466
Included in Other comprehensive income	12	(25)
Purchases	769	750
Sales	(662)	(424)
Issuances	89	101
Settlements	(1,027)	(1,137)
Transfers into Level 3	16	24
Transfers out of Level 3	(48)	(73)
Ending Balance	5,395	6,157
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	(163)	280
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	333	531
Included in Earnings	169	(38)
Purchases	16	12
Sales	12	12
Issuances	133	167
Settlements	(319)	(351)
Ending Balance	344	333
Unrealized gains or (losses) on liabilities held on Consolidated Balance Sheet	161	(29)
Fair Value Additional Information [Abstract]
Net gains (losses) included in earnings (realized and unrealized) relating to Level 3 assets and liabilities	(80)	504
Net unrealized gains (losses) relating to Level 3 assets and liabilities	(324)	309
Loans Held For Sale | Residential Mortgages
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2	3
Purchases	5	4
Sales	(2)	(3)
Settlements	(2)
Transfers into Level 3	16	14
Transfers out of Level 3	(17)	(16)
Ending Balance	2	2
Loans Held For Sale | Commercial Mortgages
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	87	107
Included in Earnings	1
Settlements	(24)	(20)
Ending Balance	64	87
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	1	1
Securities available for sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2,486	3,080
Included in Earnings	80	63
Included in Other comprehensive income	12	(25)
Purchases	9	7
Sales	(3)
Settlements	(529)	(634)
Transfers out of Level 3		(5)
Ending Balance	2,055	2,486
Securities available for sale | Residential mortgage-backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2,128	2,661
Included in Earnings	73	53
Included in Other comprehensive income	15	(24)
Settlements	(475)	(562)
Ending Balance	1,741	2,128
Securities available for sale | Asset backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	274	332
Included in Earnings	6	5
Included in Other comprehensive income	3	(7)
Settlements	(43)	(56)
Ending Balance	240	274
Securities available for sale | Other debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	84	87
Included in Earnings	1	5
Included in Other comprehensive income	(6)	6
Purchases	9	7
Sales	(3)
Settlements	(11)	(16)
Transfers out of Level 3		(5)
Ending Balance	74	84
Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	272	298
Included in Earnings	13	13
Purchases	142	102
Sales	(42)	(25)
Settlements	(54)	(74)
Transfers into Level 3		10
Transfers out of Level 3	(31)	(52)
Ending Balance	300	272
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	7	2
Equity investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,255	1,036
Included in Earnings	262	204
Purchases	374	411
Sales	(615)	(396)
Ending Balance	1,276	1,255
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	57	110
Mortgage Servicing Rights | Residential Mortgages
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,257	1,164
Included in Earnings	(250)	90
Purchases	114	129
Issuances	36	44
Settlements	(162)	(170)
Ending Balance	995	1,257
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	(235)	83
Mortgage Servicing Rights | Commercial Mortgages
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	726	668
Included in Earnings	(87)	51
Purchases	103	93
Issuances	53	57
Settlements	(146)	(143)
Ending Balance	649	726
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	(87)	51
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2	2
Settlements	(2)
Ending Balance		2
Financial derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	25	10
Included in Earnings	70	59
Purchases	22	4
Settlements	(63)	(48)
Ending Balance	54	25
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	94	47
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	268	487
Included in Earnings	101	(53)
Sales	10	12
Settlements	(179)	(178)
Ending Balance	200	268
Unrealized gains or (losses) on liabilities held on Consolidated Balance Sheet	112	(42)
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	45	107
Included in Earnings		(14)
Settlements	(45)	(48)
Ending Balance		45
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet		(14)
Other borrowed funds
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	7	11
Issuances	52	64
Settlements	(52)	(68)
Ending Balance	7	7
Other liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	58	33
Included in Earnings	68	15
Purchases	16	12
Sales	2
Issuances	81	103
Settlements	(88)	(105)
Ending Balance	137	58
Unrealized gains or (losses) on liabilities held on Consolidated Balance Sheet	$ 49	$ 13